Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests
The total net income (loss) of Teekay’s consolidated partially-owned entities and the attribution of that net income (loss) to controlling and non-controlling interests is as follows:

	Net income (loss) attributable to non-controlling interests					Controlling Interest			Net income (loss) of consolidated partially-owned entities (1)
	Non-public partially-owned subsidiaries	Preferred unit-holders	Distri- buted Earnings	Undistri- buted Earnings	Total Non-Controlling Interest	Distri- buted Earnings	Undistri- buted Earnings	Total Controlling Interest (Teekay)
Teekay LNG	9,955	25,702	—	32,816	68,473	—	28,839	28,839	97,312
Teekay Tankers	—	—	—	105,455	105,455	—	(18,138)	(18,138)	87,317
Other entities and eliminations	—	—	—	—	(13)
For the Year Ended December 31, 2020	9,955	25,702	—	138,271	173,915
Teekay LNG	11,814	25,702	40,138	36,007	113,661	20,368	30,575	50,943	164,604
Teekay Tankers	—	—	—	47,887	47,887	—	(6,525)	(6,525)	41,362
Other entities and eliminations	—	—	—	—	43
For the Year Ended December 31, 2019	11,814	25,702	40,138	83,894	161,591
Teekay LNG	13,506	25,701	30,463	(10,807)	58,863	15,026	2,986	18,012	76,875
Teekay Tankers	—	—	—	(37,423)	(37,423)	—	(15,125)	(15,125)	(52,548)
Other entities and eliminations	—	—	—	—	50
For the Year Ended December 31, 2018	13,506	25,701	30,463	(48,230)	21,490
(1)Includes earnings attributable to common shares and preferred shares.

Summary of Capitalized Dry Docking Costs
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2018 to December 31, 2020:

	Year Ended December 31,
	2020 $	2019 $	2018 $
Balance at the beginning of the year	110,571	96,384	89,372
Costs incurred for dry dockings	35,514	56,371	43,155
Dry-dock amortization	(41,578)	(39,283)	(33,684)
Write-down / sales of vessels	(5,741)	(2,901)	(2,459)
Balance at the end of the year	98,766	110,571	96,384

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) attributable to shareholders of Teekay for the periods presented.

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Foreign Exchange Gain (Loss) on Currency Translation $	Total $
Balance as of December 31, 2017	1,409	(10,697)	3,293	(5,995)
Other comprehensive (loss) income and other	(506)	7,521	(3,293)	3,722
Balance as of December 31, 2018	903	(3,176)	—	(2,273)
Other comprehensive (loss) income and other	(20,311)	(1,153)	—	(21,464)
Balance as of December 31, 2019	(19,408)	(4,329)	—	(23,737)
Other comprehensive loss and other	(15,259)	(548)	—	(15,807)
Changes to non-controlling interest in AOCI from equity contributions	(9,339)	—	—	(9,339)
Balance as of December 31, 2020	(44,006)	(4,877)	—	(48,883)